Shareholders' Equity (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Summary of warrant activity
Warrants, Outstanding Beginning	5,638,900	5,764,233	187,500
Granted	600,000	250,000	6,430,233
Exercised, forfeited, or expired		(375,333)	(853,500)
Warrants, Outstanding Ending	6,238,900	5,638,900	5,764,233
Weighted Average Exercise Price, Outstanding Beginning	$ 7.04	$ 7.04	$ 14.00
Weighted Average Exercise Price, Granted	$ 5.00	$ 6.00	$ 6.68
Weighted Average Exercise Price, Exercised, forfeited, or expired		$ 6.16	$ 6.00
Weighted Average Exercise Price, Outstanding Ending	$ 6.84	$ 7.04	$ 7.04